OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 79,336	$ 57,675
Severance pay fund	13,201	12,575
Long-term deposits and other assets	31,497	3,792
Other long-term assets	$ 124,034	$ 74,042